SCHEDULE OF UNUTILIZED TAX LOSSES (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Unutilized tax losses, At beginning of year	$ 8,829,000	$ 6,785,000	$ 4,501,000
Addition	3,412,000	2,240,000	2,517,000
(Over)/Under-provision in respect of prior years	172,000	(196,000)	(233,000)
Unutilized tax losses, At end of year	12,413,000	8,829,000	6,785,000
Unabsorbed capital allowance, At beginning of year	1,404,000	1,145,000	1,218,000
Addition	332,000	241,000	206,000
(Over)/Under-provision in respect of prior years	2,000	18,000	(279,000)
Unabsorbed capital allowance, At end of year	1,738,000	1,404,000	1,145,000
Total	14,151,000	10,233,000	7,930,000
Unrecorded approximate deferred tax benefits @ 17%	$ 2,406,000	$ 1,740,000	$ 1,348,000